Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jul. 01, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for Mr. Thornburg ($)	Compensation Actually Paid to Mr. Thornburg ($)	SCT Total for Mr. Walters ($)	Compensation Actually Paid to Mr. Walters ($)(1)	Average SCT Total for Non-CEO NEOs ($) (2)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1)(2)	TSR ($)	S&P 1000 Utilities Index TSR ($)(3)	Net Income (thousands) ($)	Adjusted Diluted EPS ($) (4)
2025	3,065,270	1,958,555	2,872,942	1,866,987	1,321,343	1,057,626	80.00	152.99	102,578	2.99
2024	4,047,608	1,809,440	—	—	1,411,736	1,084,127	77.73	131.50	93,967	2.93
2023	4,210,736	3,040,179	—	—	1,350,918	967,212	100.38	105.79	84,987	2.76
2022	3,185,995	4,590,645	—	—	992,647	1,043,718	122.09	120.33	73,828	2.37
2021	3,288,886	2,754,516	—	—	995,670	1,004,775	107.66	121.01	60,478	1.87

Company Selected Measure Name			Adjusted Diluted EPS
Named Executive Officers, Footnote	The following individuals are our other Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs
2025	Eric Thornburg (CEO 1) & Andrew Walters (CEO 2)	Willie Brown, Bruce Hauk, Kristen Johnson, and Ann Kelly
2024	Eric Thornburg	Bruce Hauk, Kristen Johnson, Tanya Moniz-Witten, and Andrew Walters
2023	Eric Thornburg	Willie Brown, Bruce Hauk, Kristen Johnson, and Andrew Walters
2022	Eric Thornburg	Andrew Gere, Bruce Hauk, Kristen Johnson, James Lynch, Andrew Walters, and Maureen Westbrook
2021	Eric Thornburg	Andrew Gere, James Lynch, Andrew Walters, and Maureen Westbrook

Adjustment To PEO Compensation, Footnote	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022		2023		2024		2025	2025
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Mr. Walters	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,282,631)	(262,473)	(1,692,981)	(311,991)	(1,709,660)	(287,875)	(1,670,168)	(390,421)	(1,783,435)	(1,690,019)	(376,344)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,242,978	262,208	2,197,855	261,303	1,376,320	233,398	928,369	279,873	1,542,670	990,028	335,150
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	8,019	—	7,200	—	6,299	—	6,795	—	—	7,158

	2021		2022		2023		2024		2025	2025
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Mr. Walters	Average non-CEO NEOs
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(215,751)	(20,597)	316,753	23,261	(459,915)	(73,131)	(639,460)	(73,661)	(110,288)	(22,411)	(10,035)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(128,319)	(8,834)	136,732	(220)	(213,231)	(25,328)	(657,019)	(65,131)	(531,104)	(258,013)	(83,127)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(28,750)	—	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—		—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non qualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(634,950)	(84,225)	(49,697)	(6,469)	(688,654)	(297,356)	(750,912)	(146,317)	(806,463)	(25,540)	(212,731)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	484,303	103,258	495,988	106,739	524,583	57,427	551,022	58,151	581,905	—	72,787

	2021		2022		2023		2024		2025	2025
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Mr. Walters	Average non-CEO NEOs
Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified	—	11,749	—	—	—	2,860	—	3,102	—	—	3,426
TOTAL ADJUSTMENTS	(534,370)	9,105	1,404,650	51,073	(1,170,557)	(383,706)	(2,238,168)	(327,609)	(1,106,715)	(1,005,955)	(263,716)

Non-PEO NEO Average Total Compensation Amount			$ 1,321,343	$ 1,411,736	$ 1,350,918	$ 992,647	$ 995,670
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,057,626	1,084,127	967,212	1,043,718	1,004,775
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022		2023		2024		2025	2025
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Mr. Walters	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,282,631)	(262,473)	(1,692,981)	(311,991)	(1,709,660)	(287,875)	(1,670,168)	(390,421)	(1,783,435)	(1,690,019)	(376,344)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,242,978	262,208	2,197,855	261,303	1,376,320	233,398	928,369	279,873	1,542,670	990,028	335,150
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	8,019	—	7,200	—	6,299	—	6,795	—	—	7,158

	2021		2022		2023		2024		2025	2025
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Mr. Walters	Average non-CEO NEOs
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(215,751)	(20,597)	316,753	23,261	(459,915)	(73,131)	(639,460)	(73,661)	(110,288)	(22,411)	(10,035)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(128,319)	(8,834)	136,732	(220)	(213,231)	(25,328)	(657,019)	(65,131)	(531,104)	(258,013)	(83,127)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(28,750)	—	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—		—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non qualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(634,950)	(84,225)	(49,697)	(6,469)	(688,654)	(297,356)	(750,912)	(146,317)	(806,463)	(25,540)	(212,731)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	484,303	103,258	495,988	106,739	524,583	57,427	551,022	58,151	581,905	—	72,787

	2021		2022		2023		2024		2025	2025
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Mr. Walters	Average non-CEO NEOs
Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified	—	11,749	—	—	—	2,860	—	3,102	—	—	3,426
TOTAL ADJUSTMENTS	(534,370)	9,105	1,404,650	51,073	(1,170,557)	(383,706)	(2,238,168)	(327,609)	(1,106,715)	(1,005,955)	(263,716)

Compensation Actually Paid vs. Total Shareholder Return
The line graphs below compare: (i) the compensation actually paid to Mr. Thornburg (CEO 1) who retired effective July 1, 2025, and to Mr. Walters, our current CEO (CEO 2), and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
The line graphs below compare: (i) the compensation actually paid to Mr. Thornburg (CEO 1) who retired effective July 1, 2025, and to Mr. Walters, our current CEO (CEO 2), and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Company Selected Measure
The line graphs below compare: (i) the compensation actually paid to Mr. Thornburg (CEO 1) who retired effective July 1, 2025, and to Mr. Walters, our current CEO (CEO 2), and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Total Shareholder Return Vs Peer Group
The line graphs below compare: (i) the compensation actually paid to Mr. Thornburg (CEO 1) who retired effective July 1, 2025, and to Mr. Walters, our current CEO (CEO 2), and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table			Adjusted diluted EPS; •Capital additions; •Customer satisfaction; •Employee satisfaction; •Environmental leadership – water quality; •Return on equity; and •rTSR percentile positioning.
Total Shareholder Return Amount			$ 80.00	77.73	100.38	122.09	107.66
Peer Group Total Shareholder Return Amount			152.99	131.50	105.79	120.33	121.01
Net Income (Loss)			$ 102,578,000	$ 93,967,000	$ 84,987,000	$ 73,828,000	$ 60,478,000
Company Selected Measure Amount | $ / shares			2.99	2.93	2.76	2.37	1.87
PEO Name	Andrew F. Walters	Eric W. Thornburg		Eric Thornburg	Eric Thornburg	Eric Thornburg	Eric Thornburg
Additional 402(v) Disclosure			TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 1000 Utilities Index is the same index we use in our relative TSR plan to help determine compensation for our named executive officers and is described as such in the Compensation Discussion and Analysis section.
Measure:: 1
Pay vs Performance Disclosure
Name			•Adjusted diluted EPS
Non-GAAP Measure Description			Adjusted Diluted EPS is a non-GAAP measure that is derived from diluted earnings per share reported in H2O America's audited financial statements adjusted to exclude certain compensation-related items, gains and losses on asset sales, changes in the fair value of equity investments, impairments of long-lived assets, and acquisition-related costs. Adjusted Diluted EPS presented above is calculated as defined in H2O America's incentive plans which may provide for different adjustments compared to the adjustments the Corporation uses to calculate Adjusted Diluted EPS that is presented in earnings releases, investor presentations, and other external communications. Refer to Appendix A of this Proxy Statement for a reconciliation to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name			•Capital additions
Measure:: 3
Pay vs Performance Disclosure
Name			•Customer satisfaction
Measure:: 4
Pay vs Performance Disclosure
Name			•Employee satisfaction
Measure:: 5
Pay vs Performance Disclosure
Name			•Environmental leadership – water quality
Measure:: 6
Pay vs Performance Disclosure
Name			•Return on equity
Measure:: 7
Pay vs Performance Disclosure
Name			•rTSR percentile positioning
Eric Thornburg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,065,270	$ 4,047,608	$ 4,210,736	$ 3,185,995	$ 3,288,886
PEO Actually Paid Compensation Amount			1,958,555	1,809,440	3,040,179	4,590,645	2,754,516
Andrew Walters [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,872,942
PEO Actually Paid Compensation Amount			1,866,987
PEO | Eric Thornburg [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,106,715)	(2,238,168)	(1,170,557)	1,404,650	(534,370)
PEO | Eric Thornburg [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(806,463)	(750,912)	(688,654)	(49,697)	(634,950)
PEO | Eric Thornburg [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			581,905	551,022	524,583	495,988	484,303
PEO | Eric Thornburg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,783,435)	(1,670,168)	(1,709,660)	(1,692,981)	(1,282,631)
PEO | Eric Thornburg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,542,670	928,369	1,376,320	2,197,855	1,242,978
PEO | Eric Thornburg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(110,288)	(639,460)	(459,915)	316,753	(215,751)
PEO | Eric Thornburg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Eric Thornburg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(531,104)	(657,019)	(213,231)	136,732	(128,319)
PEO | Eric Thornburg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Eric Thornburg [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		0	0	0
PEO | Eric Thornburg [Member] | Equity Awards, Award Modifications During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Eric Thornburg [Member] | Adjustment, Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Andrew Walters [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,005,955)
PEO | Andrew Walters [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,540)
PEO | Andrew Walters [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew Walters [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,690,019)
PEO | Andrew Walters [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			990,028
PEO | Andrew Walters [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,411)
PEO | Andrew Walters [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew Walters [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(258,013)
PEO | Andrew Walters [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew Walters [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew Walters [Member] | Equity Awards, Award Modifications During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew Walters [Member] | Adjustment, Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(263,716)	(327,609)	(383,706)	51,073	9,105
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(212,731)	(146,317)	(297,356)	(6,469)	(84,225)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			72,787	58,151	57,427	106,739	103,258
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376,344)	(390,421)	(287,875)	(311,991)	(262,473)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			335,150	279,873	233,398	261,303	262,208
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,035)	(73,661)	(73,131)	23,261	(20,597)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,158	6,795	6,299	7,200	8,019
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(83,127)	(65,131)	(25,328)	(220)	(8,834)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(28,750)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Equity Awards, Award Modifications During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Adjustment, Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,426	$ 3,102	$ 2,860	$ 0	$ 11,749